Note 10 - Commitments (Detail) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended								12 Months Ended
	Mar. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Paid [Member] Co-Development Agreement [Member]	Dec. 31, 2012 Paid [Member] Master Services and Software License Agreement [Member]	Dec. 31, 2012 Unpaid [Member] Master Services and Software License Agreement [Member]	Dec. 31, 2012 Co-Development Agreement [Member]	Dec. 31, 2012 Shared Research Agreements [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member] Previous Purchase [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member] Additional Purchase [Member]	Dec. 31, 2012 Master Services and Software License Agreement [Member]	Sep. 30, 2012 Master Services and Software License Agreement [Member]	Dec. 31, 2012 Cardiac EP Business Participation Plan [Member]	Jun. 30, 2010 Cardiac EP Business Participation Plan [Member]
Operating Leases, Rent Expense			$ 145,000	$ 174,000	$ 181,000
Contractual Obligation						1,373,889	100,000	200,000	2,476,000	238,000				300,000
Accounts Payable, Current			1,961,195	4,037,168						599,000
Stock Issued During Period, Shares, Purchase of Assets (in Shares)													1,500,000
License Costs											612,500	87,500
Purchase Commitment, Remaining Minimum Amount Committed													962,500
Other Inventory, Noncurrent			1,137,500										1,137,500
Equity Method Investment, Ownership Percentage															3.70%	6.60%
Bonus Payment to Each Participant in Key Personnel Incentive Program upon a Sale Transaction		1,000,000
Incentive Bonus Payment to One of the Participants as a Percentage of Net Proceeds from the Sale Transaction		1.40%
Net Proceeds from the Sale Transaction, Threshold Amount		50,000,000
Maximum Additional Incentive Bonus Payment to One Participant		700,000
Other Operating Income (Expense), Net	$ 120,895	$ 882,537	$ 882,537